INCOME TAX (Details 2) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
SEJO [Member]
IfrsStatementLineItems [Line Items]
Total	€ 22,871	€ 22,865
Codere Online S.A.U. (Spain) [Member]
IfrsStatementLineItems [Line Items]
Total
LIFO AenP (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Total	34,072	34,072
Codere Online Colombia [Member]
IfrsStatementLineItems [Line Items]
Total	5,149	6,368
Codere Online U.S. Corp. [Member]
IfrsStatementLineItems [Line Items]
Total	6,752	6,752
Codere Online Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Total	€ 242,564	€ 242,564